UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07605

T. Rowe Price Mid-Cap Value Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2025

Mid-Cap Value Fund

Investor Class (TRMCX)

This annual shareholder report contains important information about Mid-Cap Value Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Value Fund - Investor Class	$83	0.81%

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, with favorable corporate earnings, artificial intelligence tailwinds, and a broadly constructive regulatory environment helping overcome tariff concerns. As the year progressed, the U.S. Federal Reserve resumed short-term interest rate cuts despite continued elevated inflation. Mid-caps fared well but lagged large-caps and small-caps.

  Stock selection within information technology contributed the most to relative performance against the Russell Midcap Value Index. Shares of memory manufacturer Sandisk soared due to elevated NAND memory demand against a tight supply backdrop. In energy, stock choices added value as shares of TechnipFMC, an oil exploration company, advanced on strong subsea order growth.

  Conversely, stock selection within health care detracted the most from relative performance. Shares of pharmaceutical manufacturer Perrigo fell after multiple stumbles in its infant formula segment. In financials, stock choices detracted as shares of Corpay, a business payments solutions provider, fell due to the earnings impact of weakness in its lodging segment.

  We seek to invest in durable and out-of-favor mid-cap companies that may not be operating up to their full potential and, as a result, are underappreciated by the market. Our emphasis is on identifying “fixable and lovable” companies with attractive upside relative to downside potential, which has the dual benefits of helping to manage risk and opportunistically adding upside to the portfolio, giving it the potential to generate returns in a variety of macroeconomic environments.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	10,646	10,097	10,392
2016	11,103	10,362	10,887
2016	11,600	10,818	11,372
2016	12,432	11,274	12,000
2017	12,835	11,921	12,451
2017	12,818	12,280	12,621
2017	13,198	12,842	12,892
2017	13,880	13,656	13,601
2018	13,788	13,568	13,261
2018	14,336	14,095	13,580
2018	14,514	15,099	14,027
2018	12,408	12,940	11,930
2019	13,750	14,757	13,644
2019	13,918	15,361	14,080
2019	13,760	15,540	14,252
2019	14,841	16,954	15,158
2020	10,586	13,410	10,352
2020	12,947	16,364	12,416
2020	13,541	17,871	13,211
2020	16,307	20,495	15,910
2021	18,655	21,796	17,987
2021	19,504	23,592	19,005
2021	18,975	23,568	18,813
2021	20,308	25,754	20,419
2022	21,232	24,395	20,047
2022	18,267	20,321	17,105
2022	17,119	19,413	16,262
2022	19,447	20,808	17,962
2023	20,051	22,302	18,199
2023	21,169	24,172	18,902
2023	20,401	23,386	18,059
2023	23,093	26,209	20,246
2024	25,720	28,835	21,911
2024	24,973	29,762	21,166
2024	26,964	31,616	23,299
2024	26,857	32,448	22,892
2025	26,049	30,916	22,409
2025	26,293	34,314	23,607
2025	28,085	37,120	25,066
2025	28,501	38,012	25,421

202501-4140694, 202601-5113337

F115-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Mid-Cap Value Fund (Investor Class)	6.12%	11.81%	11.04%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell Midcap Value Index (Strategy Benchmark)	11.05	9.83	9.78

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$14,737,203
  Number of Portfolio Holdings128
  Investment Advisory Fees Paid (000s)$65,514
  Portfolio Turnover Rate55.3%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	21.3%
Industrials & Business Services	18.7
Information Technology	13.6
Health Care	10.1
Real Estate	7.7
Utilities	7.0
Consumer Discretionary	6.5
Energy	6.3
Materials	5.0
Other	3.8

Top Ten Holdings (as a % of Net Assets)

Cooper	1.8%
Keysight Technologies	1.6
Middleby	1.5
Corning	1.5
Corpay	1.5
Lazard	1.5
API Group	1.5
Zimmer Biomet Holdings	1.4
StandardAero	1.3
American International Group	1.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company 'LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Mid-Cap Value Fund

Investor Class (TRMCX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Mid-Cap Value Fund

Advisor Class (TAMVX)

This annual shareholder report contains important information about Mid-Cap Value Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Value Fund - Advisor Class	$108	1.05%

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, with favorable corporate earnings, artificial intelligence tailwinds, and a broadly constructive regulatory environment helping overcome tariff concerns. As the year progressed, the U.S. Federal Reserve resumed short-term interest rate cuts despite continued elevated inflation. Mid-caps fared well but lagged large-caps and small-caps.

  Stock selection within information technology contributed the most to relative performance against the Russell Midcap Value Index. Shares of memory manufacturer Sandisk soared due to elevated NAND memory demand against a tight supply backdrop. In energy, stock choices added value as shares of TechnipFMC, an oil exploration company, advanced on strong subsea order growth.

  Conversely, stock selection within health care detracted the most from relative performance. Shares of pharmaceutical manufacturer Perrigo fell after multiple stumbles in its infant formula segment. In financials, stock choices detracted as shares of Corpay, a business payments solutions provider, fell due to the earnings impact of weakness in its lodging segment.

  We seek to invest in durable and out-of-favor mid-cap companies that may not be operating up to their full potential and, as a result, are underappreciated by the market. Our emphasis is on identifying “fixable and lovable” companies with attractive upside relative to downside potential, which has the dual benefits of helping to manage risk and opportunistically adding upside to the portfolio, giving it the potential to generate returns in a variety of macroeconomic environments.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	10,640	10,097	10,392
2016	11,091	10,362	10,887
2016	11,578	10,818	11,372
2016	12,402	11,274	12,000
2017	12,793	11,921	12,451
2017	12,767	12,280	12,621
2017	13,140	12,842	12,892
2017	13,809	13,656	13,601
2018	13,708	13,568	13,261
2018	14,242	14,095	13,580
2018	14,411	15,099	14,027
2018	12,309	12,940	11,930
2019	13,635	14,757	13,644
2019	13,792	15,361	14,080
2019	13,625	15,540	14,252
2019	14,685	16,954	15,158
2020	10,466	13,410	10,352
2020	12,794	16,364	12,416
2020	13,368	17,871	13,211
2020	16,092	20,495	15,910
2021	18,391	21,796	17,987
2021	19,216	23,592	19,005
2021	18,681	23,568	18,813
2021	19,977	25,754	20,419
2022	20,872	24,395	20,047
2022	17,948	20,321	17,105
2022	16,808	19,413	16,262
2022	19,086	20,808	17,962
2023	19,667	22,302	18,199
2023	20,750	24,172	18,902
2023	19,985	23,386	18,059
2023	22,605	26,209	20,246
2024	25,160	28,835	21,911
2024	24,417	29,762	21,166
2024	26,347	31,616	23,299
2024	26,225	32,448	22,892
2025	25,424	30,916	22,409
2025	25,647	34,314	23,607
2025	27,374	37,120	25,066
2025	27,767	38,012	25,421

202501-4140694, 202601-5113337

F215-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Mid-Cap Value Fund (Advisor Class)	5.88%	11.53%	10.75%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell Midcap Value Index (Strategy Benchmark)	11.05	9.83	9.78

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$14,737,203
  Number of Portfolio Holdings128
  Investment Advisory Fees Paid (000s)$65,514
  Portfolio Turnover Rate55.3%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	21.3%
Industrials & Business Services	18.7
Information Technology	13.6
Health Care	10.1
Real Estate	7.7
Utilities	7.0
Consumer Discretionary	6.5
Energy	6.3
Materials	5.0
Other	3.8

Top Ten Holdings (as a % of Net Assets)

Cooper	1.8%
Keysight Technologies	1.6
Middleby	1.5
Corning	1.5
Corpay	1.5
Lazard	1.5
API Group	1.5
Zimmer Biomet Holdings	1.4
StandardAero	1.3
American International Group	1.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company 'LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Mid-Cap Value Fund

Advisor Class (TAMVX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Mid-Cap Value Fund

R Class (RRMVX)

This annual shareholder report contains important information about Mid-Cap Value Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Value Fund - R Class	$136	1.32%

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, with favorable corporate earnings, artificial intelligence tailwinds, and a broadly constructive regulatory environment helping overcome tariff concerns. As the year progressed, the U.S. Federal Reserve resumed short-term interest rate cuts despite continued elevated inflation. Mid-caps fared well but lagged large-caps and small-caps.

  Stock selection within information technology contributed the most to relative performance against the Russell Midcap Value Index. Shares of memory manufacturer Sandisk soared due to elevated NAND memory demand against a tight supply backdrop. In energy, stock choices added value as shares of TechnipFMC, an oil exploration company, advanced on strong subsea order growth.

  Conversely, stock selection within health care detracted the most from relative performance. Shares of pharmaceutical manufacturer Perrigo fell after multiple stumbles in its infant formula segment. In financials, stock choices detracted as shares of Corpay, a business payments solutions provider, fell due to the earnings impact of weakness in its lodging segment.

  We seek to invest in durable and out-of-favor mid-cap companies that may not be operating up to their full potential and, as a result, are underappreciated by the market. Our emphasis is on identifying “fixable and lovable” companies with attractive upside relative to downside potential, which has the dual benefits of helping to manage risk and opportunistically adding upside to the portfolio, giving it the potential to generate returns in a variety of macroeconomic environments.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	R Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	10,632	10,097	10,392
2016	11,077	10,362	10,887
2016	11,558	10,818	11,372
2016	12,372	11,274	12,000
2017	12,754	11,921	12,451
2017	12,719	12,280	12,621
2017	13,084	12,842	12,892
2017	13,742	13,656	13,601
2018	13,632	13,568	13,261
2018	14,157	14,095	13,580
2018	14,314	15,099	14,027
2018	12,220	12,940	11,930
2019	13,528	14,757	13,644
2019	13,672	15,361	14,080
2019	13,503	15,540	14,252
2019	14,541	16,954	15,158
2020	10,358	13,410	10,352
2020	12,657	16,364	12,416
2020	13,219	17,871	13,211
2020	15,895	20,495	15,910
2021	18,164	21,796	17,987
2021	18,961	23,592	19,005
2021	18,423	23,568	18,813
2021	19,692	25,754	20,419
2022	20,557	24,395	20,047
2022	17,670	20,321	17,105
2022	16,535	19,413	16,262
2022	18,767	20,808	17,962
2023	19,326	22,302	18,199
2023	20,375	24,172	18,902
2023	19,612	23,386	18,059
2023	22,175	26,209	20,246
2024	24,663	28,835	21,911
2024	23,917	29,762	21,166
2024	25,790	31,616	23,299
2024	25,655	32,448	22,892
2025	24,849	30,916	22,409
2025	25,057	34,314	23,607
2025	26,720	37,120	25,066
2025	27,089	38,012	25,421

202501-4140694, 202601-5113337

F415-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Mid-Cap Value Fund (R Class)	5.59%	11.25%	10.48%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell Midcap Value Index (Strategy Benchmark)	11.05	9.83	9.78

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$14,737,203
  Number of Portfolio Holdings128
  Investment Advisory Fees Paid (000s)$65,514
  Portfolio Turnover Rate55.3%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	21.3%
Industrials & Business Services	18.7
Information Technology	13.6
Health Care	10.1
Real Estate	7.7
Utilities	7.0
Consumer Discretionary	6.5
Energy	6.3
Materials	5.0
Other	3.8

Top Ten Holdings (as a % of Net Assets)

Cooper	1.8%
Keysight Technologies	1.6
Middleby	1.5
Corning	1.5
Corpay	1.5
Lazard	1.5
API Group	1.5
Zimmer Biomet Holdings	1.4
StandardAero	1.3
American International Group	1.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company 'LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Mid-Cap Value Fund

R Class (RRMVX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Mid-Cap Value Fund

I Class (TRMIX)

This annual shareholder report contains important information about Mid-Cap Value Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Value Fund - I Class	$68	0.66%

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, with favorable corporate earnings, artificial intelligence tailwinds, and a broadly constructive regulatory environment helping overcome tariff concerns. As the year progressed, the U.S. Federal Reserve resumed short-term interest rate cuts despite continued elevated inflation. Mid-caps fared well but lagged large-caps and small-caps.

  Stock selection within information technology contributed the most to relative performance against the Russell Midcap Value Index. Shares of memory manufacturer Sandisk soared due to elevated NAND memory demand against a tight supply backdrop. In energy, stock choices added value as shares of TechnipFMC, an oil exploration company, advanced on strong subsea order growth.

  Conversely, stock selection within health care detracted the most from relative performance. Shares of pharmaceutical manufacturer Perrigo fell after multiple stumbles in its infant formula segment. In financials, stock choices detracted as shares of Corpay, a business payments solutions provider, fell due to the earnings impact of weakness in its lodging segment.

  We seek to invest in durable and out-of-favor mid-cap companies that may not be operating up to their full potential and, as a result, are underappreciated by the market. Our emphasis is on identifying “fixable and lovable” companies with attractive upside relative to downside potential, which has the dual benefits of helping to manage risk and opportunistically adding upside to the portfolio, giving it the potential to generate returns in a variety of macroeconomic environments.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2025

	I Class	Regulatory Benchmark	Strategy Benchmark
2015	500,000	500,000	500,000
2016	532,491	504,841	519,593
2016	555,756	518,121	544,360
2016	580,626	540,907	568,580
2016	622,682	563,676	599,987
2017	642,831	596,049	622,553
2017	642,188	614,023	631,052
2017	661,694	642,092	644,582
2017	696,073	682,784	680,051
2018	691,721	678,383	663,029
2018	719,436	704,764	678,983
2018	728,597	754,971	701,359
2018	623,104	646,994	596,475
2019	690,549	737,854	682,203
2019	699,235	768,069	703,979
2019	691,571	776,999	712,593
2019	746,142	847,685	757,894
2020	532,310	670,521	517,582
2020	651,640	818,221	620,824
2020	681,539	893,559	660,574
2020	820,997	1,024,747	795,520
2021	939,552	1,089,787	899,347
2021	982,587	1,179,583	950,260
2021	956,211	1,178,384	940,649
2021	1,023,686	1,287,709	1,020,954
2022	1,070,591	1,219,738	1,002,366
2022	921,653	1,016,027	855,263
2022	863,783	970,666	813,115
2022	981,879	1,040,379	898,111
2023	1,012,758	1,115,082	909,973
2023	1,069,659	1,208,602	945,090
2023	1,030,800	1,169,276	902,950
2023	1,167,329	1,310,429	1,012,298
2024	1,300,867	1,441,725	1,095,563
2024	1,263,356	1,488,091	1,058,287
2024	1,364,635	1,580,787	1,164,936
2024	1,359,785	1,622,413	1,144,605
2025	1,319,213	1,545,804	1,120,430
2025	1,332,452	1,715,707	1,180,350
2025	1,423,418	1,855,986	1,253,290
2025	1,445,019	1,900,583	1,271,073

202501-4140694, 202601-5113337

F526-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Mid-Cap Value Fund (I Class)	6.27%	11.97%	11.20%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell Midcap Value Index (Strategy Benchmark)	11.05	9.83	9.78

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$14,737,203
  Number of Portfolio Holdings128
  Investment Advisory Fees Paid (000s)$65,514
  Portfolio Turnover Rate55.3%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	21.3%
Industrials & Business Services	18.7
Information Technology	13.6
Health Care	10.1
Real Estate	7.7
Utilities	7.0
Consumer Discretionary	6.5
Energy	6.3
Materials	5.0
Other	3.8

Top Ten Holdings (as a % of Net Assets)

Cooper	1.8%
Keysight Technologies	1.6
Middleby	1.5
Corning	1.5
Corpay	1.5
Lazard	1.5
API Group	1.5
Zimmer Biomet Holdings	1.4
StandardAero	1.3
American International Group	1.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company 'LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Mid-Cap Value Fund

I Class (TRMIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Mid-Cap Value Fund

Z Class (TRTZX)

This annual shareholder report contains important information about Mid-Cap Value Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Value Fund - Z Class	$0	0.00%

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, with favorable corporate earnings, artificial intelligence tailwinds, and a broadly constructive regulatory environment helping overcome tariff concerns. As the year progressed, the U.S. Federal Reserve resumed short-term interest rate cuts despite continued elevated inflation. Mid-caps fared well but lagged large-caps and small-caps.

  Stock selection within information technology contributed the most to relative performance against the Russell Midcap Value Index. Shares of memory manufacturer Sandisk soared due to elevated NAND memory demand against a tight supply backdrop. In energy, stock choices added value as shares of TechnipFMC, an oil exploration company, advanced on strong subsea order growth.

  Conversely, stock selection within health care detracted the most from relative performance. Shares of pharmaceutical manufacturer Perrigo fell after multiple stumbles in its infant formula segment. In financials, stock choices detracted as shares of Corpay, a business payments solutions provider, fell due to the earnings impact of weakness in its lodging segment.

  We seek to invest in durable and out-of-favor mid-cap companies that may not be operating up to their full potential and, as a result, are underappreciated by the market. Our emphasis is on identifying “fixable and lovable” companies with attractive upside relative to downside potential, which has the dual benefits of helping to manage risk and opportunistically adding upside to the portfolio, giving it the potential to generate returns in a variety of macroeconomic environments.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Z Class	Regulatory Benchmark	Strategy Benchmark
3/16/20	10,000	10,000	10,000
3/31/20	10,589	10,865	10,578
6/30/20	12,978	13,259	12,688
9/30/20	13,599	14,480	13,500
12/31/20	16,405	16,606	16,258
3/31/21	18,807	17,659	18,380
6/30/21	19,695	19,115	19,420
9/30/21	19,201	19,095	19,224
12/31/21	20,588	20,867	20,865
3/31/22	21,567	19,765	20,485
6/30/22	18,592	16,464	17,479
9/30/22	17,460	15,729	16,618
12/31/22	19,880	16,859	18,355
3/31/23	20,540	18,069	18,597
6/30/23	21,725	19,585	19,315
9/30/23	20,974	18,948	18,453
12/31/23	23,790	21,235	20,688
3/31/24	26,550	23,362	22,390
6/30/24	25,826	24,114	21,628
9/30/24	27,946	25,616	23,808
12/31/24	27,894	26,290	23,392
3/31/25	27,109	25,049	22,898
6/30/25	27,423	27,802	24,123
9/30/25	29,343	30,075	25,613
12/31/25	29,842	30,798	25,977

202501-4140694, 202601-5113337

F1262-052 2/26

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/16/20
Mid-Cap Value Fund (Z Class)	6.98%	12.71%	20.76%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	21.42
Russell Midcap Value Index (Strategy Benchmark)	11.05	9.83	17.91

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$14,737,203
  Number of Portfolio Holdings128
  Investment Advisory Fees Paid (000s)$65,514
  Portfolio Turnover Rate55.3%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	21.3%
Industrials & Business Services	18.7
Information Technology	13.6
Health Care	10.1
Real Estate	7.7
Utilities	7.0
Consumer Discretionary	6.5
Energy	6.3
Materials	5.0
Other	3.8

Top Ten Holdings (as a % of Net Assets)

Cooper	1.8%
Keysight Technologies	1.6
Middleby	1.5
Corning	1.5
Corpay	1.5
Lazard	1.5
API Group	1.5
Zimmer Biomet Holdings	1.4
StandardAero	1.3
American International Group	1.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company 'LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Mid-Cap Value Fund

Z Class (TRTZX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$23,735	$23,525
Audit-Related Fees	-	-
Tax Fees	125	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,862,000 and $1,262,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRMCX Mid-Cap Value Fund
TAMVX Mid-Cap Value Fund–
.
Advisor Class
RRMVX Mid-Cap Value Fund–
.
R Class
TRMIX Mid-Cap Value Fund–
.
I Class
TRTZX Mid-Cap Value Fund–
.
Z Class

T. ROWE PRICE Mid-Cap Value Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 31.92 $ 31.20 $ 28.35 $ 33.63 $ 29.59
Investment activities
Net investment income
(1)(2)
0.37 0.43 0.39 0.26 0.28
Net realized and unrealized
gain/loss 1.63 4.82 4.85 (1.60) 6.86
Total from investment
activities 2.00 5.25 5.24 (1.34) 7.14
Distributions
Net investment income (0.40) (0.46) (0.36) (0.25) (0.34)
Net realized gain (1.35) (4.07) (2.03) (3.69) (2.76)
Total distributions (1.75) (4.53) (2.39) (3.94) (3.10)
NET ASSET VALUE
End of period $ 32.17 $ 31.92 $ 31.20 $ 28.35 $ 33.63
Ratios/Supplemental Data
Total return
(2)(3)
6.12% 16.30% 18.75% (4.24)% 24.53%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.81% 0.79% 0.80% 0.81% 0.77%
Net expenses after waivers/
payments by Price Associates 0.81% 0.79% 0.80% 0.81% 0.77%
Net investment income 1.18% 1.26% 1.30% 0.81% 0.83%
Portfolio turnover rate 55.3% 52.9% 45.3% 46.8% 24.8%
Net assets, end of period (in
millions) $4,150 $4,566 $4,036 $3,973 $5,980
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Mid-Cap Value Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 31.74 $ 31.05 $ 28.22 $ 33.47 $ 29.47
Investment activities
Net investment income
(1)(2)
0.31 0.34 0.32 0.17 0.16
Net realized and unrealized
gain/loss 1.60 4.79 4.81 (1.58) 6.84
Total from investment
activities 1.91 5.13 5.13 (1.41) 7.00
Distributions
Net investment income (0.39) (0.37) (0.27) (0.15) (0.24)
Net realized gain (1.35) (4.07) (2.03) (3.69) (2.76)
Total distributions (1.74) (4.44) (2.30) (3.84) (3.00)
NET ASSET VALUE
End of period $ 31.91 $ 31.74 $ 31.05 $ 28.22 $ 33.47
Ratios/Supplemental Data
Total return
(2)(3)
5.88% 16.02% 18.44% (4.46)% 24.14%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1.05% 1.05% 1.05% 1.05% 1.05%
Net expenses after
waivers/payments by Price
Associates 1.05% 1.05% 1.05% 1.05% 1.05%
Net investment income 0.96% 1.00% 1.06% 0.54% 0.49%
Portfolio turnover rate 55.3% 52.9% 45.3% 46.8% 24.8%
Net assets, end of period (in
thousands) $102,263 $68,903 $62,211 $69,762 $96,545
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Mid-Cap Value Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
R Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 30.85 $ 30.30 $ 27.54 $ 32.81 $ 28.93
Investment activities
Net investment income
(1)(2)
0.20 0.25 0.23 0.10 0.10
Net realized and unrealized
gain/loss 1.56 4.66 4.70 (1.56) 6.70
Total from investment
activities 1.76 4.91 4.93 (1.46) 6.80
Distributions
Net investment income (0.25) (0.29) (0.14) (0.12) (0.16)
Net realized gain (1.35) (4.07) (2.03) (3.69) (2.76)
Total distributions (1.60) (4.36) (2.17) (3.81) (2.92)
NET ASSET VALUE
End of period $ 31.01 $ 30.85 $ 30.30 $ 27.54 $ 32.81
Ratios/Supplemental Data
Total return
(2)(3)
5.59% 15.69% 18.16% (4.70)% 23.89%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1.32% 1.30% 1.30% 1.30% 1.29%
Net expenses after
waivers/payments by Price
Associates 1.32% 1.30% 1.30% 1.30% 1.29%
Net investment income 0.66% 0.74% 0.79% 0.31% 0.30%
Portfolio turnover rate 55.3% 52.9% 45.3% 46.8% 24.8%
Net assets, end of period (in
thousands) $75,683 $84,710 $80,314 $119,670 $141,484
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Mid-Cap Value Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 31.84 $ 31.12 $ 28.30 $ 33.61 $ 29.57
Investment activities
Net investment income
(1)(2)
0.42 0.48 0.43 0.30 0.34
Net realized and unrealized
gain/loss 1.62 4.81 4.84 (1.58) 6.84
Total from investment
activities 2.04 5.29 5.27 (1.28) 7.18
Distributions
Net investment income (0.46) (0.50) (0.42) (0.34) (0.38)
Net realized gain (1.35) (4.07) (2.03) (3.69) (2.76)
Total distributions (1.81) (4.57) (2.45) (4.03) (3.14)
NET ASSET VALUE
End of period $ 32.07 $ 31.84 $ 31.12 $ 28.30 $ 33.61
Ratios/Supplemental Data
Total return
(2)(3)
6.27% 16.49% 18.89% (4.08)% 24.69%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.66% 0.66% 0.67% 0.66% 0.65%
Net expenses after
waivers/payments by Price
Associates 0.66% 0.66% 0.67% 0.66% 0.65%
Net investment income 1.31% 1.40% 1.44% 0.94% 0.97%
Portfolio turnover rate 55.3% 52.9% 45.3% 46.8% 24.8%
Net assets, end of period (in
millions) $5,753 $5,875 $4,930 $4,364 $3,139
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Mid-Cap Value Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 31.97 $ 31.20 $ 28.35 $ 33.63 $ 29.57
Investment activities
Net investment income
(1)(2)
0.63 0.70 0.64 0.52 0.54
Net realized and unrealized
gain/loss 1.65 4.85 4.85 (1.58) 6.87
Total from investment
activities 2.28 5.55 5.49 (1.06) 7.41
Distributions
Net investment income (0.67) (0.71) (0.61) (0.53) (0.59)
Net realized gain (1.35) (4.07) (2.03) (3.69) (2.76)
Total distributions (2.02) (4.78) (2.64) (4.22) (3.35)
NET ASSET VALUE
End of period $ 32.23 $ 31.97 $ 31.20 $ 28.35 $ 33.63
Ratios/Supplemental Data
Total return
(2)(3)
6.98% 17.25% 19.67% (3.44)% 25.50%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.64% 0.64% 0.64% 0.64% 0.64%
Net expenses after waivers/
payments by Price Associates 0.00% 0.00% 0.00% 0.00% 0.00%
Net investment income 1.97% 2.04% 2.11% 1.60% 1.56%
Portfolio turnover rate 55.3% 52.9% 45.3% 46.8% 24.8%
Net assets, end of period (in
millions) $4,656 $5,013 $4,631 $4,291 $5,773
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Mid-Cap Value Fund
December 31, 2025

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  98.7%
COMMUNICATION SERVICES  0.9%
Interactive Media & Services  0.9%
Pinterest, Class A (1) 4,955,587 128,300
Total Communication Services 128,300
CONSUMER DISCRETIONARY  6.5%
Broadline Retail  1.3%
eBay  932,009 81,178
Global-e Online (1)(2) 2,944,309 115,741
196,919
Hotels, Restaurants & Leisure  0.7%
Aramark  2,943,758 108,507
108,507
Household Durables  1.2%
Installed Building Products (2) 307,408 79,739
PulteGroup  772,783 90,616
170,355
Specialty Retail  1.7%
Advance Auto Parts (3) 4,082,428 160,439
Burlington Stores (1) 288,470 83,325
243,764
Textiles, Apparel & Luxury Goods  1.6%
Ralph Lauren  388,018 137,207
VF (2) 5,016,584 90,700
227,907
Total Consumer Discretionary 947,452
CONSUMER STAPLES  1.8%
Beverages  0.5%
Keurig Dr Pepper  2,652,100 74,285
74,285
Food Products  1.3%
Lamb Weston Holdings  4,599,655 192,680
192,680
Total Consumer Staples 266,965
ENERGY  6.3%
Energy Equipment & Services  1.9%
Baker Hughes  2,234,050 101,739

T. ROWE PRICE Mid-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
TechnipFMC  2,052,469 91,458
Tidewater (1)(2) 1,684,526 85,085
278,282
Oil, Gas & Consumable Fuels  4.4%
Expand Energy  1,183,220 130,580
Marathon Petroleum  550,910 89,594
Ovintiv  1,857,997 72,815
Permian Resources  6,142,115 86,174
Phillips 66  1,198,296 154,628
Viper Energy, Class A  3,007,608 116,184
649,975
Total Energy 928,257
FINANCIALS  20.8%
Banks  5.3%
Columbia Banking System  2,256,401 63,066
Fifth Third Bancorp  3,441,180 161,082
KeyCorp  6,058,793 125,053
Popular  1,316,628 163,947
Webster Financial  1,959,205 123,312
Western Alliance Bancorp  1,707,216 143,526
779,986
Capital Markets  2.6%
Lazard (2) 4,425,222 214,889
Main Street Capital (2) 1,446,124 87,331
StepStone Group, Class A  1,241,823 79,688
381,908
Consumer Finance  1.1%
OneMain Holdings  1,191,658 80,496
SLM  3,227,333 87,332
167,828
Financial Services  3.8%
Corebridge Financial  2,696,377 81,350
Corpay (1) 720,596 216,849
Marqeta, Class A (1)(2) 20,122,367 95,581
Voya Financial  2,149,062 160,084
553,864
Insurance  7.4%
Allstate  559,686 116,499
American International Group  2,270,935 194,278
Assurant  534,160 128,652

T. ROWE PRICE Mid-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Gallop Holdings - Ascot Group, Acquisition Date: 11/8/24 -
12/19/25, Cost $40,736 (1)(3)(4)(5) 40,736,321 53,943
Hanover Insurance Group  700,349 128,003
Horace Mann Educators  1,414,040 65,300
Lincoln National  2,837,189 126,340
RenaissanceRe Holdings  672,325 189,031
Willis Towers Watson  279,658 91,896
1,093,942
Mortgage Real Estate Investment Trusts  0.6%
Annaly Capital Management, REIT  4,166,545 93,164
93,164
Total Financials 3,070,692
HEALTH CARE  10.1%
Biotechnology  1.3%
Alkermes (1) 3,736,893 104,558
Neurocrine Biosciences (1) 597,566 84,753
189,311
Health Care Equipment & Supplies  3.2%
Cooper (1) 3,177,281 260,410
Zimmer Biomet Holdings  2,257,398 202,985
463,395
Health Care Providers & Services  3.1%
Centene (1) 2,191,633 90,185
Concentra Group Holdings Parent (3) 7,546,942 148,524
Molina Healthcare (1) 443,839 77,024
Select Medical Holdings (3) 9,067,336 134,650
450,383
Life Sciences Tools & Services  0.6%
Waters (1) 210,060 79,787
79,787
Pharmaceuticals  1.9%
Perrigo (2)(3) 9,565,343 133,150
Viatris  11,905,902 148,228
281,378
Total Health Care 1,464,254
INDUSTRIALS & BUSINESS SERVICES  18.5%
Aerospace & Defense  4.1%
Hexcel (2) 2,457,133 181,582
L3Harris Technologies  486,101 142,704
StandardAero (1)(2) 6,904,698 198,027

T. ROWE PRICE Mid-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Textron  989,296 86,237
608,550
Construction & Engineering  1.5%
API Group (1) 5,600,010 214,256
214,256
Electrical Equipment  0.9%
Sensata Technologies Holding (2) 3,984,166 132,633
132,633
Ground Transportation  1.6%
CSX  2,307,600 83,650
Saia (1) 476,029 155,433
239,083
Machinery  5.7%
AGCO (2) 1,160,365 121,049
Esab  1,399,633 156,367
Fortive  3,179,021 175,514
JBT Marel  571,943 86,175
Middleby (1) 1,516,234 225,419
Xylem  592,139 80,637
845,161
Passenger Airlines  1.1%
Southwest Airlines  3,929,802 162,419
162,419
Professional Services  2.3%
First Advantage (1)(2) 7,558,766 109,829
SS&C Technologies Holdings  1,443,262 126,170
Verra Mobility (1) 4,726,458 105,920
341,919
Trading Companies & Distributors  1.3%
SiteOne Landscape Supply (1) 799,549 99,592
W.W. Grainger  93,920 94,770
194,362
Total Industrials & Business Services 2,738,383
INFORMATION TECHNOLOGY  13.0%
Electronic Equipment, Instruments & Components  5.2%
Belden  913,423 106,460
CDW  574,026 78,182
Corning  2,550,603 223,331
Keysight Technologies (1) 1,127,385 229,073

T. ROWE PRICE Mid-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
TE Connectivity  584,668 133,018
770,064
IT Services  0.8%
GoDaddy, Class A (1) 980,339 121,640
121,640
Semiconductors & Semiconductor Equipment  2.8%
MKS  1,056,477 168,825
Qnity Electronics  873,059 71,285
Rambus (1) 738,598 67,870
Teradyne  488,572 94,568
Wolfspeed (1)(3) 891,989 15,530
418,078
Software  2.8%
CCC Intelligent Solutions Holdings (1)(2) 11,903,094 94,630
Clearwater Analytics Holdings, Class A (1) 6,254,828 150,866
Docusign (1) 1,538,754 105,251
Gitlab, Class A (1)(2) 1,762,093 66,131
416,878
Technology Hardware, Storage & Peripherals  1.4%
Sandisk (1) 398,492 94,594
Western Digital  630,508 108,618
203,212
Total Information Technology 1,929,872
MATERIALS  5.0%
Chemicals  1.1%
DuPont de Nemours  1,746,118 70,194
Westlake (2) 1,221,069 90,286
160,480
Construction Materials  0.6%
Knife River (1) 1,271,028 89,417
89,417
Containers & Packaging  1.1%
International Paper  4,263,160 167,926
167,926
Metals & Mining  1.3%
Franco-Nevada (CAD)  546,194 113,218
OR Royalties (CAD) (2) 2,241,665 79,407
192,625

T. ROWE PRICE Mid-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Paper & Forest Products  0.9%
Stora Enso, Class R (EUR)  10,032,193 125,258
125,258
Total Materials 735,706
REAL ESTATE  7.7%
Health Care Real Estate Investment Trusts  1.3%
Healthcare Realty Trust, REIT  5,518,602 93,540
Ventas, REIT  1,302,900 100,819
194,359
Industrial Real Estate Investment Trusts  0.8%
Rexford Industrial Realty, REIT  3,165,913 122,584
122,584
Office Real Estate Investment Trusts  0.7%
Vornado Realty Trust, REIT  3,042,182 101,244
101,244
Real Estate Management & Development  0.7%
Jones Lang LaSalle (1) 311,178 104,702
104,702
Residential Real Estate Investment Trusts  2.5%
Apartment Investment & Management, Class A, REIT (3) 9,346,570 55,519
Equity Residential, REIT  2,207,383 139,153
Sun Communities, REIT  1,435,387 177,859
372,531
Retail Real Estate Investment Trusts  1.0%
Regency Centers, REIT  2,087,121 144,074
144,074
Specialized Real Estate Investment Trusts  0.7%
Digital Realty Trust, REIT  698,516 108,067
108,067
Total Real Estate 1,147,561
UTILITIES  7.0%
Electric Utilities  2.3%
FirstEnergy  3,740,648 167,469
PG&E  10,259,320 164,867
332,336
Gas Utilities  0.4%
National Fuel Gas  751,977 60,203
60,203

T. ROWE PRICE Mid-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Multi-Utilities  4.3%
Ameren  1,883,759 188,112
CenterPoint Energy  3,180,902 121,956
Consolidated Edison  1,538,069 152,761
Dominion Energy  2,956,078 173,197
636,026
Total Utilities 1,028,565
Total Miscellaneous Common Stocks  1.1% (6) 159,414
Total Common Stocks (Cost $12,128,288) 14,545,421
CONVERTIBLE BONDS  0.2%
INFORMATION TECHNOLOGY  0.2%
Semiconductors & Semiconductor Equipment  0.2%
Wolfspeed, 2.50%, 6/15/31 (3) 8,705,000 12,903
Wolfspeed, 2.50%, 6/15/31 (3)(7) 10,527,000 15,542
Total Information Technology 28,445
Total Convertible Bonds (Cost $41,370) 28,445
CORPORATE BONDS  0.0%
Wolfspeed, 7.00%, 6/15/31, (7.00% Cash or 12.00% PIK) (3)(8) 10,776,450 8,739
Total Corporate Bonds (Cost $9,580) 8,739
SHORT-TERM INVESTMENTS  1.4%
Money Market Funds  1.4%
T. Rowe Price Government Reserve Fund, 3.77% (3)(9) 202,717,660 202,718
Total Short-Term Investments (Cost $202,718) 202,718
SECURITIES LENDING COLLATERAL  1.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.0%
Money Market Funds 0.0%
T. Rowe Price Treasury Reserve Fund, 3.75% (3)(9) 3,782,653 3,783
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 3,783

T. ROWE PRICE Mid-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 1.2%
Money Market Funds 1.2%
T. Rowe Price Treasury Reserve Fund, 3.75% (3)(9) 176,264,577 176,264
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 176,264
Total Securities Lending Collateral (Cost $180,047) 180,047
Total Investments in Securities
101.5% of Net Assets
(Cost $12,562,003) $ 14,965,370
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 3. All or a portion of this security is on loan at December 31, 2025.
(3) Affiliated Companies
(4) See Note 2. Level 3 in fair value hierarchy.
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $53,943 and represents 0.4% of net assets.
(6) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(7) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $15,542 and represents 0.1% of net assets.
(8) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(9) Seven-day yield
CAD Canadian Dollar
EUR Euro
PIK Payment-in-kind
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Mid-Cap Value Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Advance Auto Parts  $ (40,927) $ 25,309 $ 3,967
Apartment Investment & Management, Class
A, REIT  593 (30,232) 26,556
Concentra Group Holdings Parent  1,201 3,751 1,946
Gallop Holdings - Ascot Group  — 13,610 —
Perrigo  148 (114,143) 9,338
Select Medical Holdings  2,484 (39,424) 2,216
Wolfspeed *** — 15,530 —
Wolfspeed, 2.50%, 6/15/31 (1) (9,933) 70
Wolfspeed, 2.50%, 6/15/31 *** (2) 12,905 58
Wolfspeed, 7.00%, 6/15/31 *** — 8,739 201
T. Rowe Price Government Reserve Fund,
3.77% — — 18,974++
T. Rowe Price Treasury Reserve Fund, 3.75% — — —++
Affiliates not held at period end (149,250) 29,830 7
Totals $ (185,754)# $ (84,058) $ 63,333+

T. ROWE PRICE Mid-Cap Value Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
12/31/25
Advance Auto Parts  $ 183,593 $ 51,602 $ 100,065 $ 160,439
Apartment Investment &
Management, Class A, REIT  86,550 — 799 55,519
Concentra Group Holdings
Parent  191,113 — 46,340 148,524
Gallop Holdings - Ascot Group  39,852 481 — 53,943
Open Lending  43,429 3,250 89,520 —
Perrigo  * 135,158 3,639 133,150
Select Medical Holdings  176,219 7,560 9,705 134,650
Wolfspeed  48,058 8,152 90,297 —
Wolfspeed *** — — — 15,530
Wolfspeed, 0.25%, 2/15/28 ** 10,179 — 36 —
Wolfspeed, 1.875%, 12/1/29**  37,096 — 141 —
Wolfspeed, 2.50%, 6/15/31 — 41,088 15,613 15,542
Wolfspeed, 2.50%, 6/15/31 *** — — 2 12,903
Wolfspeed, 7.00%, 6/15/31 *** — — — 8,739
T. Rowe Price Government
Reserve Fund, 3.77% 412,094  ¤  ¤ 202,718
T. Rowe Price Treasury
Reserve Fund, 3.75% —  ¤  ¤ 180,047
Total $ 1,121,704^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
+ Investment income comprised $63,333 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,198,297.
* On the date indicated, issuer was held but not considered an affiliated company.
** Exchanged through a corporate action.
*** Acquired through a corporate action.

T. ROWE PRICE Mid-Cap Value Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $12,562,003) $ 14,965,370
Dividends and interest receivable 14,973
Receivable for shares sold 7,210
Due from affiliates 2,277
Foreign currency (cost $242) 246
Other assets 2,087
Total assets 14,992,163
Liabilities
Obligation to return securities lending collateral 180,047
Payable for shares redeemed 60,102
Investment management fees payable 8,060
Payable for investment securities purchased 5,977
Payable to directors 11
Other liabilities 763
Total liabilities 254,960
NET ASSETS $ 14,737,203

T. ROWE PRICE Mid-Cap Value Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 2,659,981
Paid-in capital applicable to 458,467,272 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 12,077,222
NET ASSETS $ 14,737,203
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $4,150,407; Shares outstanding:
129,009,066) $ 32.17
Advisor Class
(Net assets: $102,263; Shares outstanding: 3,204,887) $ 31.91
R Class
(Net assets: $75,683; Shares outstanding: 2,440,648) $ 31.01
I Class
(Net assets: $5,752,635; Shares outstanding:
179,363,015) $ 32.07
Z Class
(Net assets: $4,656,215; Shares outstanding:
144,449,656) $ 32.23

T. ROWE PRICE Mid-Cap Value Fund
Statement of Operations

($000s)
Year
Ended
12/31/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $2,231) $ 294,309
.
  Interest 2,724
Securities lending 2,259
Other 30
Total income 299,322
Expenses
Investment management 95,988
Shareholder servicing
Investor Class $ 7,260
Advisor Class 146
R Class 138
I Class 1,112 8,656
Rule 12b-1 fees
Advisor Class 228
R Class 391 619
Prospectus and shareholder reports
Investor Class 209
Advisor Class 4
R Class 1
I Class 155
Z Class 3 372
Custody and accounting 555
Registration 326
Directors 48
Legal and audit 39
Miscellaneous 49
Waived / paid by Price Associates (30,474)
Total expenses 76,178
Net investment income 223,144

T. ROWE PRICE Mid-Cap Value Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 861,077
Foreign currency transactions 142
Net realized gain 861,219
Change in net unrealized gain / loss
Securities (163,100)
Other assets and liabilities denominated in foreign currencies 166
Change in net unrealized gain / loss (162,934)
Net realized and unrealized gain / loss 698,285
INCREASE IN NET ASSETS FROM OPERATIONS $ 921,429

T. ROWE PRICE Mid-Cap Value Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 223,144 $ 236,006
Net realized gain 861,219 2,205,444
Change in net unrealized gain / loss (162,934) (169,529)
Increase in net assets from operations 921,429 2,271,921
Distributions to shareholders
Net earnings
Investor Class (215,324) (579,571)
Advisor Class (5,549) (8,525)
R Class (3,748) (10,738)
I Class (310,801) (749,621)
Z Class (279,936) (665,671)
Decrease in net assets from distributions (815,358) (2,014,126)
Capital share transactions
*
Shares sold
Investor Class 976,134 1,012,152
Advisor Class 53,190 7,918
R Class 5,598 7,905
I Class 1,041,973 1,012,794
Z Class 143,674 300,403
Distributions reinvested
Investor Class 205,259 550,613
Advisor Class 5,524 8,427
R Class 3,748 10,738
I Class 289,576 702,151
Z Class 279,936 665,671
Shares redeemed
Investor Class (1,627,476) (1,096,728)
Advisor Class (27,270) (10,744)
R Class (18,579) (15,641)
I Class (1,489,534) (842,834)
Z Class (818,346) (702,977)
Increase (decrease) in net assets from capital
share transactions (976,593) 1,609,848

T. ROWE PRICE Mid-Cap Value Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Net Assets
Increase (decrease) during period (870,522) 1,867,643
Beginning of period 15,607,725 13,740,082
End of period $ 14,737,203 $ 15,607,725
*Share information (000s)
Shares sold
Investor Class 30,674 29,362
Advisor Class 1,722 231
R Class 184 237
I Class 32,772 29,584
Z Class 4,479 9,068
Distributions reinvested
Investor Class 6,229 16,610
Advisor Class 169 256
R Class 118 335
I Class 8,818 21,238
Z Class 8,486 20,056
Shares redeemed
Investor Class (50,934) (32,298)
Advisor Class (857) (319)
R Class (607) (477)
I Class (46,749) (24,708)
Z Class (25,291) (20,759)
Increase (decrease) in shares outstanding (30,787) 48,416

T. ROWE PRICE Mid-Cap Value Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Mid-Cap Value Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Mid-Cap Value
Fund, Inc. (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide long-
term capital appreciation by investing primarily in mid-sized companies that appear to be undervalued. The fund has five classes of shares: the Mid-Cap
Value Fund, Inc. (Investor Class), the Mid-Cap Value Fund–Advisor Class
(Advisor Class), the Mid-Cap Value Fund–R Class (R Class), the Mid-Cap
Value Fund–I Class (I Class) and the Mid-Cap Value Fund–Z Class (Z Class).
Advisor Class shares are sold only through various brokers and other financial intermediaries, and R Class shares are available through financial intermediaries for employer-sponsored defined contribution retirement plans and certain other retirement accounts. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts.
The Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor, I and Z Classes do not pay Rule
12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

T. ROWE PRICE Mid-Cap Value Fund

Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class and R Class each pay Rule
12b-1 fees, in an amount not exceeding 0.25% and 0.50%, respectively, of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on

T. ROWE PRICE Mid-Cap Value Fund

in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended
December 31, 2025, the fund realized $88,277,000 of net gain on $277,936,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

T. ROWE PRICE Mid-Cap Value Fund

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses

T. ROWE PRICE Mid-Cap Value Fund

information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined

T. ROWE PRICE Mid-Cap Value Fund

by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 37,184 $ — $ 37,184
Common Stocks 14,173,595 317,883 53,943 14,545,421
Short-Term Investments 202,718 — — 202,718
Securities Lending Collateral 180,047 — — 180,047
Total $ 14,556,360 $ 355,067 $ 53,943 $ 14,965,370
1
Includes Convertible Bonds and Corporate Bonds.

T. ROWE PRICE Mid-Cap Value Fund

less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2025, the value of loaned securities was $217,954,000; the aggregate value of collateral was
$224,438,000 and consisted of cash collateral and related investments of
$180,047,000 and U.S. government securities of $44,391,000.
Other Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $8,167,990,000 and
$9,369,525,000, respectively, for the year ended December 31, 2025.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

T. ROWE PRICE Mid-Cap Value Fund

Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to redemptions in kind, deemed distributions on shareholder redemptions and the recharacterization of distributions.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2025, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent
($000s)
December 31,
2025
December 31,
2024
Ordinary income (including short-term capital
gains, if any) $ 313,846 $ 432,615
Long-term capital gain 501,512 1,581,511
Total distributions $ 815,358 $ 2,014,126
($000s)
Cost of investments $ 12,601,805
Unrealized appreciation $ 3,103,808
Unrealized depreciation (740,118)
Net unrealized appreciation (depreciation) $ 2,363,690
($000s)
Undistributed long-term capital gain $ 292,862
Net unrealized appreciation (depreciation) 2,363,690
Other temporary differences 3,429
Total distributable earnings (loss) $ 2,659,981

T. ROWE PRICE Mid-Cap Value Fund

reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies. Other temporary differences relate primarily to deferral of REIT income.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2025, the effective annual group fee rate was 0.28%.

T. ROWE PRICE Mid-Cap Value Fund

The Investor Class, Advisor Class, and R Class are each subject to a contractual expense limitation through the expense limitation dates indicated
in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price
Associates is required to waive or pay any expenses (excluding interest;
expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may

T. ROWE PRICE Mid-Cap Value Fund

only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended December 31, 2025 as indicated
in the table below. At December 31, 2025, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/
paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class, R Class and Advisor Class. For the
year ended December 31, 2025, expenses incurred pursuant to these service agreements were $125,000 for Price Associates; $3,086,000 for T. Rowe Price
Services, Inc.; and $668,000 for T. Rowe Price Retirement Plan Services, Inc.
All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Investor
Class
Advisor
Class R Class I Class Z Class
Expense
limitation/I
Class Limit 0.99% 1.24% 1.49% 0.05% 0.00%
Expense
limitation date 02/29/28 02/29/28 02/29/28 02/29/28 N/A
(Waived)/
repaid during
the period
($000s) $— $— $— $— $(30,474)

T. ROWE PRICE Mid-Cap Value Fund

T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended December 31, 2025, the fund was charged $124,000 for shareholder servicing costs related to the college savings plans, of which $14,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
December 31, 2025, approximately 6% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At December 31, 2025, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.

T. ROWE PRICE Mid-Cap Value Fund

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly

T. ROWE PRICE Mid-Cap Value Fund

affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Mid-Cap Value Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Mid–Cap
Value Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Mid-Cap Value Fund, Inc. (the
"Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Mid-Cap Value Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 20, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Mid-Cap Value Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$658,295,000 from long-term capital gains, of which $642,939,000 was subjected to a long-term capital gains tax rate of not greater than 20%, and $15,356,000 to a long-term capital gains tax rate of not greater than 25%.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
For taxable non-corporate shareholders, $235,712,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $199,007,000 of the fund's income qualifies for the dividends-received deduction.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust
(REIT) dividends, $28,520,000 of the fund's income qualifies as qualified real estate investment trust (REIT) dividends.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F115-050 2/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Mid-Cap Value Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 20, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 20, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 20, 2026